Long-Term Investments (Details)		12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY (¥)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CNY (¥)	Sep. 30, 2009 USD ($)	Sep. 30, 2009 CNY (¥)
Long-Term Investments [Line Items]
Investment amount		$ 12,515,817		$ 12,836,916
Cash consideration	$ 8,535,827							¥ 52,000,000
Dividend income received		250,096		$ 420,596	¥ 2,756,250	$ 433,735
Huashang Micro Finance Co. (“Huashang”) [Member]
Long-Term Investments [Line Items]
Investment amount													$ 13,203,257	¥ 90,000,000
Acquire percentage													22.50%	22.50%
Wenzhou Longlian Development Co., Ltd. (“Longlian”) [Member]
Long-Term Investments [Line Items]
Investment amount											$ 1,307,982	¥ 8,333,400
Acquire percentage											8.3334%	8.3334%
Longwan Rural Commercial Bank [Member]
Long-Term Investments [Line Items]
Investment amount									$ 7,172,207	¥ 44,982,000
Acquire percentage									2.10%	2.10%
Dividend income received		$ 250,096	¥ 1,764,000			$ 433,735	¥ 2,822,400
Minimum [Member]
Long-Term Investments [Line Items]
Ownership percentage	3.50%
Maximum [Member]
Long-Term Investments [Line Items]
Ownership percentage	19.00%